Revenue - Disaggregation of Revenue, Customers Over 10% of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 4,315	$ 750	$ 2,090
Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	4,315	750	2,009
Customer A | Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	0	750	1,500
Customer B | Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	0	0	509
Customer C | Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 4,315	$ 0	$ 0